UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10575

ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance California Municipal Income Fund

Portfolio of Investments

July 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 163.3%
Long-Term Municipal Bonds - 160.6%
California - 145.2%
Assoc Bay Area Gov MFHR (Bijou Woods Apts) AMT
FNMA Series 01A
5.30%, 12/01/31	$2,735	$2,786,856
Banning Util Auth Wtr & Enterprise Rev (Ref & Impt Proj)
FGIC Series 05
5.25%, 11/01/30	1,850	1,981,313
Beaumont Fin Auth
AMBAC
5.00%, 9/01/26	755	784,943
Bellflower Redev Agy MFHR (Bellflower Terrace) AMT
FNMA Series 02A
5.50%, 6/01/35 (a)	3,000	3,122,580
California Ed Facs Auth (Lutheran University)
Series 04C
5.00%, 10/01/24	1,250	1,264,925
California Ed Facs Auth (University of Pacific)
5.00%, 11/01/21	260	266,692
California Ed Facs Auth (University of Pacific) (Prerefunded)
Series 02
5.375%, 11/01/32	4,035	4,294,733
California Educational Facs Auth (Claremont Mckenna College)
5.00%, 1/01/22	550	579,656
California Hlth Fac Fin Auth (Cottage Hlth Sys)
MBIA Series 03B
5.00%, 11/01/23	2,770	2,862,767
California Hlth Fac Fin Auth (Lucile Salter Packard Hosp)
AMBAC Series 03C
5.00%, 8/15/22	3,295	3,407,524

California Hlth Fac Fin Auth (Sutter Hlth)
Series 00A
6.25%, 8/15/35	5,000	5,358,150
California Infrastructure & Econ Dev Bank (YMCA Metro L.A. Proj)
AMBAC Series 01
5.25%, 2/01/32	6,295	6,594,264
California Pub Wks Bd Lease Rev (Dept of Hlth Svcs-Richmond Lab)
XLCA Series 05B
5.00%, 11/01/30	3,500	3,604,615
California St Dept of Wtr Res Pwr Sup Rev (Prerefunded)
Series 02A
5.375%, 5/01/22	4,000	4,313,400
California State GO
Series 03
5.25%, 2/01/24	1,500	1,575,405
California State GO (Prerefunded)
5.25%, 4/01/30	9,825	10,440,733
5.30%, 4/01/29	1,000	1,084,430
California State GO (Unrefunded)
5.25%, 4/01/30	175	181,494
California State GO AMT
MBIA Series 01BZ
5.375%, 12/01/24	4,000	4,035,120
California Statewide CDA (Bentley School)
6.75%, 7/01/32	2,500	2,675,700
California Statewide CDA (Daughters of Charity Health)
Series 05A
5.25%, 7/01/24	775	796,669
California Statewide CDA (Kaiser Permanente)
Series 02
5.50%, 11/01/32	4,000	4,150,680
Cucamonga Sch Dist COP
Series 02
5.125%, 6/01/23	820	831,488
Fontana Pub Fin Auth (No Fontana Redev Proj)
AMBAC Series 03A
5.50%, 9/01/32 (b)	4,800	5,112,864
Fontana Spec Tax (Cmnty Facs Dist No 22-Sierra Hills)
Series 04
5.85%, 9/01/25	2,000	2,083,260
Fullerton Redev Agy
RADIAN
5.00%, 4/01/21	2,200	2,273,084

Golden St Tobacco Securitization Corp. (Prerefunded)
XLCA Series 03B
5.50%, 6/01/33	5,000	5,410,450
Huntington Park Pub Fin Auth
FSA Series 04A
5.25%, 9/01/17	1,000	1,094,070
La Quinta Fin Auth Loc Agy
AMBAC Series 04A
5.25%, 9/01/24	3,000	3,181,620
Loma Linda Hosp (Loma Linda Univ Med Ctr)
Series 05A
5.00%, 12/01/23	500	505,055
Los Angeles Cmty Redev Agy (Grand Central Square) AMT
AMBAC Series 02
5.375%, 12/01/26	6,635	6,643,626
Los Angeles Cnty MTA (Prerefunded)
FGIC Series 00A
5.25%, 7/01/30	4,700	4,945,387
Los Angeles Comnty Redev Agy
Series 04L
5.00%, 3/01/18	1,000	1,006,240
Los Angeles Dept of Wtr & Pwr Wtrwks Rev
FGIC Series 01A
5.125%, 7/01/41	10,000	10,228,600
Los Angeles Unified Sch Dist (Prerefunded)
MBIA Series 02E
5.125%, 1/01/27	10,000	10,602,000
Murrieta Valley Unified Sch Dist CFD ETM
Series 02
6.375%, 9/01/32	960	1,014,173
Murrieta Valley Unified Sch Dist CFD No. 2000-2 (Rancho Mira Mosa) (Prerefunded)
Series 02
6.375%, 9/01/32	1,000	1,114,750
Napa MFHR (Vintage at Napa Apts) AMT
FNMA Series 01A
5.20%, 6/15/34	4,500	4,670,505
Ohlone Comnty College Dist
FSA Series 05B
5.00%, 8/01/24	1,150	1,203,970
Orange Cnty (San Joaquin Hills Transp Corridor Agy Toll Rd Rev)
MBIA Series 97
5.25%, 1/15/30	5,000	5,082,150

Palo Alto Assess Dist (University Ave Area Off Street Parking)
Series 02A
5.875%, 9/02/30	8,020	8,183,207
Perris Union High Sch Dist
FGIC Series 05A
5.00%, 9/01/24	1,200	1,252,608
Pomona COP
AMBAC Series 03
5.50%, 6/01/34	1,640	1,774,726
Port of Oakland AMT
FGIC Series 02L
5.375%, 11/01/27	5,000	5,223,350
Riverside Cnty Pub Fin Auth Tax Alloc Rev (Redev Proj)
XLCA Series 04
5.00%, 10/01/23 - 10/01/24	2,860	2,955,871
Riverside Comnty College Dist
MBIA
5.00%, 8/01/25	455	478,387
Salinas Valley Solid Waste Auth (Transfer Station) AMT
AMBAC Series 02
5.25%, 8/01/31	3,930	4,048,136
San Diego Unified Sch Dist (Election of 1998)
MBIA Series 04E-1
5.00%, 7/01/23 - 7/01/24	2,000	2,104,170
San Francisco City & Cnty Arpt Rev (Int’l Arpt)
FGIC Series 03
5.125%, 5/01/19	1,000	1,055,590
San Francisco City & Cnty Arpt Rev (Int’l Arpt) AMT
MBIA Series 02-28A
5.125%, 5/01/32	2,500	2,562,700
San Francisco City & Cnty Lease Rev (San Bruno Jail #3)
AMBAC Series 00
5.25%, 10/01/33	5,000	5,166,600
San Ramon Valley Unified Sch Dist
FSA
5.00%, 8/01/24	1,425	1,484,707
Sequoia Uni Sch Dist (Prerefunded)
FSA Series 02
5.125%, 7/01/31	1,770	1,891,670
Temecula Redev Agy
MBIA Series 02
5.25%, 8/01/36	6,270	6,470,577

Torrance COP (Ref & Pub Impt Proj)
AMBAC Series 04A
5.00%, 6/01/24	2,275	2,361,405
AMBAC Series 05B
5.00%, 6/01/24	665	690,257
Yorba Linda Rec Rev (Black Gold Golf Course Proj) (Prerefunded)
Series 00
7.50%, 10/01/30	4,500	4,701,825

		185,571,727

Colorado - 0.4%
Murphy Creek Metro Dist No 3 (Ref & Impt)
Series 06
6.00%, 12/01/26	500	526,025

Nevada - 2.1%
Henderson Loc Impt Dist
FSA Series A
5.00%, 3/01/18	2,520	2,675,660

Ohio - 0.4%
Port Auth of Columbiana Cnty Swr (Apex Environmental LLC) AMT
Series 04A
7.125%, 8/01/25	500	526,415

Puerto Rico - 12.5%
Puerto Rico Comwlth GO
Series 06A
5.25%, 7/01/22	500	530,650
Puerto Rico Comwlth GO (Pub Impt)
Series 01A
5.50%, 7/01/19	500	548,110
Series 04A
5.25%, 7/01/19	900	950,616
Puerto Rico Comwlth Govt Dev Bank (Sr Notes)
Series 06B
5.00%, 12/01/15	500	524,610
Puerto Rico Elec Pwr Auth
XLCA Series 02-2
5.25%, 7/01/31	6,000	6,441,660
Puerto Rico Hwy & Transp Auth (Prerefunded)
Series 02D
5.375%, 7/01/36	6,450	6,900,984

		15,896,630

Total Long-Term Municipal Bonds (cost $196,654,284)		205,196,457

Short-Term Municipal Notes - 2.7%
California - 2.7%
California Pollution Control Fin Auth
3.62%, 11/01/26 (c) (cost $3,500,000)	3,500	3,500,000

Total Investments - 163.3% (cost $200,154,284)		208,696,457
Other assets less liabilities - 0.1%		119,754
Preferred Stock at redemption value - (63.4)%		(81,000,000)

Net Assets Applicable to Common Shareholders - 100.0% (d)		$127,816,211

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$255	6/01/12	BMA	3.628%	$(37)
Citigroup	2,600	11/10/26	3.884%	BMA	86,783
JP Morgan Chase	7,300	11/10/11	BMA	3.482%	(35,906)
Merrill Lynch	280	2/12/12	BMA	3.548%	(793)
Merrill Lynch	2,300	10/21/16	BMA	4.128%	42,178
Merrill Lynch	3,000	8/09/26	4.063%	BMA	33,899

(a)	Variable rate coupon, rate shown as of July 31, 2007.

(b)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

Glossary:

AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
BMA	-	Bond Market Association
CDA	-	Community Development Administration
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
MBIA	-	Municipal Bond Investors Assurance
MFHR	-	Multi-Family Housing Revenue
MTA	-	Metropolitan Transportation Authority
RADIAN	-	Radian Group, Inc.
XLCA	-	XL Capital Assurance Inc.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: September 24, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: September 24, 2007